Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	R$ 14,421,022	R$ 23,310,197
Financial investments	642,715	911,378
Trade receivables	2,397,033	2,900,998
Inventories	10,455,500	10,439,741
Recoverable taxes	1,376,434	1,367,316
Other assets	1,037,925	856,063
Total current assets	30,330,629	39,785,693
Long-term assets
Financial investments	25,257	169,977
Deferred taxes	7,100,375	7,345,326
Inventories	2,073,526	1,761,172
Recoverable taxes	3,976,900	2,799,951
Other assets	3,851,362	5,232,370
Total long-term assets	17,027,420	17,308,796
Investments	8,292,026	5,948,051
Property, plant and equipment	33,919,169	30,426,023
Intangible assets	11,006,125	10,438,091
Total non-current assets	70,244,740	64,120,961
TOTAL ASSETS	100,575,369	103,906,654
Current
Borrowings and financing	10,428,559	8,821,679
Payroll and related taxes	549,940	560,695
Trade payables	7,162,929	7,030,734
Taxes payables	736,075	719,253
Provision for tax, social security, labor and civil risks	61,455	132,112
Dividends and interest on equity payable	358,039	61,965
Advances from customers	4,347,937	3,648,639
Trade payables – Forfaiting	2,905,018	2,902,593
Other payables	1,524,447	1,238,805
Total current liabilities	28,074,399	25,116,475
Non-Current
Borrowings and financing	42,495,988	48,092,942
Advances from customers	9,026,766	10,120,950
Deferred taxes	589,451	541,329
Provision for tax, social security, labor and civil risks	812,721	1,245,590
Pension and healthcare plan	402,415	473,046
Provisions for environmental liabilities and decommissioning	1,187,609	1,133,363
Other payables	2,249,670	1,723,843
Total non-current liabilities	56,764,620	63,331,063
Shareholders’ equity
Paid-in capital	10,240,000	10,240,000
Capital reserves	2,056,970	2,056,970
Earnings reserves		640,460
Legal reserve		1,158,925
Net loss	(202,989)
Other comprehensive income	782,078	(1,824,917)
Total shareholders' equity of controlling shareholders	12,876,059	12,271,438
Non-controlling interests	2,860,291	3,187,678
Total shareholders' equity	15,736,350	15,459,116
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 100,575,369	R$ 103,906,654